Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2018 and 2017, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,345,008	$—	$2,345,008
U.S. states, territories and municipalities	—	13,695	120,898	134,593
Non-U.S. sovereign government, supranational and government related	—	2,158,642	—	2,158,642
Corporate bonds	—	5,590,208	21,470	5,611,678
Asset-backed securities	—	41,087	17,596	58,683
Residential mortgage-backed securities	—	2,331,230	—	2,331,230
Other mortgage-backed securities	—	11	—	11
Fixed maturities	$—	$12,479,881	$159,964	$12,639,845
Short-term investments(1)	$—	$493,726	$—	$493,726
Equities
Finance	$11,307	$1	$13,710	$25,018
Technology	5,492	—	12,256	17,748
Consumer noncyclical	13,334	—	—	13,334
Consumer cyclical	6,435	—	—	6,435
Industrials	4,797	—	—	4,797
Insurance	1,771	1,189	—	2,960
Communications	1,451	—	—	1,451
Other	799	—	—	799
Mutual funds and exchange traded funds	—	—	621,759	621,759
Equities	$45,386	$1,190	$647,725	$694,301
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$17,820	$—	$17,820
Insurance-linked securities	—	—	2,824	2,824
Total return swaps	—	—	1,697	1,697
Interest rate swaps	—	10	—	10
Other
Corporate loans	—	—	401,702	401,702
Notes and loans receivable and notes securitization	—	—	6,507	6,507
Private equities	—	—	372,710	372,710
Derivative liabilities
Foreign exchange forward contracts	—	(3,673)	—	(3,673)
Total return swaps	—	—	(3,232)	(3,232)
Interest rate swaps	—	(9,194)	—	(9,194)
Insurance-linked securities	—	—	(2,568)	(2,568)
Other invested assets	$—	$4,963	$779,640	$784,603
Total	$45,386	$12,979,760	$1,587,329	$14,612,475

(1)
Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months.

December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,205,964	$—	$2,205,964
U.S. states, territories and municipalities	—	561,505	128,806	690,311
Non-U.S. sovereign government, supranational and government related	—	1,750,770	—	1,750,770
Corporate bonds	—	6,128,636	—	6,128,636
Asset-backed securities	—	30,965	20,738	51,703
Residential mortgage-backed securities	—	1,822,725	—	1,822,725
Other mortgage-backed securities	—	4,750	—	4,750
Fixed maturities	$—	$12,505,315	$149,544	$12,654,859
Short-term investments	$—	$4,400	$—	$4,400
Equities
Finance	$11,115	$1	$21,926	$33,042
Industrials	16,534	—	—	16,534
Technology	1,990	—	10,961	12,951
Insurance	—	7,558	—	7,558
Communications	3,215	—	—	3,215
Consumer cyclical	2,170	—	—	2,170
Consumer noncyclical	897	—	—	897
Other	3,493	—	—	3,493
Mutual funds and exchange traded funds	—	—	558,736	558,736
Equities	$39,414	$7,559	$591,623	$638,596
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,559	$—	$8,559
Futures contracts	3,367	—	—	3,367
Insurance-linked securities	—	—	11,985	11,985
Total return swaps	—	—	2,505	2,505
TBAs	—	391	—	391
Other
Corporate loans	—	—	205,331	205,331
Notes and loans receivable and notes securitization	—	3,425	108,563	111,988
Private equities	—	—	331,932	331,932
Derivative liabilities
Foreign exchange forward contracts	—	(20,328)	—	(20,328)
Total return swaps	—	—	(3,269)	(3,269)
Interest rate swaps	—	(12,298)	—	(12,298)
TBAs	—	(591)	—	(591)
Other invested assets	$3,367	$(20,842)	$657,047	$639,572
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$161,023	$—	$161,023
Non-U.S. sovereign government, supranational and government related	—	95,812	—	95,812
Corporate bonds	—	41,090	—	41,090
Other	—	453	2,067	2,520
Funds held–directly managed	$—	$298,378	$2,067	$300,445
Total	$42,781	$12,794,810	$1,400,281	$14,237,872

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2018 and 2017, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2018	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$128,806	$(4,417)	$—	$(3,491)	$—	$120,898	$(4,320)
Asset-backed securities	20,738	(2,552)	—	(590)	—	17,596	(2,552)
Corporate	—	(139)	—	(3,745)	25,354	21,470	(139)
Fixed maturities	$149,544	$(7,108)	$—	$(7,826)	$25,354	$159,964	$(7,011)
Equities
Finance	$21,926	$5,065	$—	$(13,281)	$—	$13,710	$(3,544)
Technology	10,961	1,295	—	—	—	12,256	1,295
Mutual funds and exchanged traded funds	558,736	10,996	55,027	(3,000)	—	621,759	10,996
Equities	$591,623	$17,356	$55,027	$(16,281)	$—	$647,725	$8,747
Other invested assets
Derivatives, net	$11,221	$5,038	$(1,623)	$(15,915)	$—	$(1,279)	$372
Corporate loans	205,331	(21,522)	367,975	(150,082)	—	401,702	(20,823)
Notes and loan receivables and notes securitization	108,563	(4,054)	—	(98,002)	—	6,507	(3,884)
Private equities	331,932	(12,422)	55,114	(32,994)	31,080	372,710	(15,048)
Other invested assets	$657,047	$(32,960)	$421,466	$(296,993)	$31,080	$779,640	$(39,383)
Funds held–directly managed	$2,067	$238	$268	$(2,573)	$—	$—	$—
Total	$1,400,281	$(22,474)	$476,761	$(323,673)	$56,434	$1,587,329	$(37,647)

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)
Settlements and sales of Equities, Other invested assets, and Funds held–directly managed include sales of $16 million, $248 million and $3 million, respectively. Sales of Other invested assets of $248 million included sales of derivatives of $16 million, corporate loans of $107 million, notes and loan receivables and notes securitization of $96 million, and private equities of $29 million.

For the year ended December 31, 2017	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$123,827	$5,804	$—	$(825)	$—	$128,806	$5,804
Asset-backed securities	99,351	3,300	1,360	(83,273)	—	20,738	1,316
Fixed maturities	$223,178	$9,104	$1,360	$(84,098)	$—	$149,544	$7,120
Equities
Finance	$20,934	$992	$—	$—	$—	$21,926	$992
Technology	9,800	1,611	—	(450)	—	10,961	1,611
Mutual funds and exchanged traded funds	153	51,476	507,250	(143)	—	558,736	51,486
Equities	$30,887	$54,079	$507,250	$(593)	$—	$591,623	$54,089
Other invested assets
Derivatives, net	$8,805	$5,977	$1,793	$(5,354)	$—	$11,221	$3,231
Corporate loans	—	(709)	206,700	(660)	—	205,331	(695)
Notes and loans receivable and notes securitization	141,693	2,744	2,040	(37,914)	—	108,563	6,977
Private equities	305,729	29,942	17,572	(21,311)	—	331,932	27,533
Other invested assets	$456,227	$37,954	$228,105	$(65,239)	$—	$657,047	$37,046
Funds held–directly managed	$4,540	$(516)	$495	$(2,452)	$—	$2,067	$(629)
Total	$714,832	$100,621	$737,210	$(152,382)	$—	$1,400,281	$97,626

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)	Settlements and sales of equities include sales of $1 million.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2018 and 2017 were as follows (fair value in thousands of U.S. dollars):

December 31, 2018	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$120,898	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.3%)
Asset backed securities	17,596	Discounted cash flow	Credit spreads	6.7% (6.7%)
Equities
Finance(1)	13,710	Lag reported market value	Transaction price	12.0 (12.0)
Technology	12,256	Reported market value	Tangible book value multiple	1.0 (1.0)
Other invested assets
Total return swaps, net	(1,535)	Discounted cash flow	Credit spreads	2.5% – 23.0% (16.0%)
Insurance-linked securities – longevity swaps	2,824	Discounted cash flow	Credit spreads	2.6% (2.6%)
Insurance-linked securities – pandemic swaps	(1,301)	Discounted cash flow	Credit spreads	27.3% (27.3%)
Insurance-linked securities – weather index swap	(1,267)	Proprietary option model	Index value (temperature)	80.7 – 3,293.8 (175.3)
Notes and loans receivable	2,660	Discounted cash flow	Credit spreads	41.5% – 41.9% (41.5%)
Notes and loans receivable	2,688	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	1,159	Discounted cash flow	Credit spreads	0.8% (0.8%)
Private equity - direct	1,889	Weighted market comparables	Revenue multiple	1.1 (1.1)
			Adjusted earnings multiple	9.8 (9.8)
			Liquidity discount	30% (30%)
Private equity funds	14,438	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-6.5% (-6.5%)
Private equity - other	19,997	Discounted cash flow	Effective yield	4.1% (4.1%)

(1) During the year, the Company sold a portion of its investment and used the arm's length transaction price as an estimate of the fair value of the remaining holdings. This change was not considered material to the Company's financial position or results of operations.

December 31, 2017	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$128,806	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.7%)
Asset backed securities	20,738	Discounted cash flow	Credit spreads	4.7% (4.7%)
Equities
Finance	21,926	Weighted market comparables	Net income multiple	16.7 (16.7)
			Tangible book value multiple	2.0 (2.0)
			Liquidity discount	25.0% (25.0%)
			Comparable return	4.1% (4.1%)
Technology	10,961	Reported market value	Tangible book value multiple	1.0 (1.0)
Other invested assets
Total return swaps, net	(764)	Discounted cash flow	Credit spreads	2.4% – 30.8% (18.5%)
Insurance-linked securities – longevity swaps	11,962	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loans receivable	102,907	Discounted cash flow	Credit spreads	3.9% – 39.3% (6.1%)
Notes and loans receivable	4,265	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue to fair value ratios	1.1 (1.1)
Note securitization	1,391	Discounted cash flow	Credit spreads	1.5% (1.5%)
Private equity - direct	3,011	Discounted cash flow and market multiples	Tangible book value multiple	0.8 (0.8)
			Recoverability of intangible assets	0% (0%)
Private equity funds	12,559	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-0.7% (-0.7%)
Private equity - other	24,241	Discounted cash flow	Effective yield	3.8% (3.8%)
Funds held–directly managed
Other invested assets	2,067	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	0% (0%)

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Fixed maturities and short-term investments	$(150,926)	$124,033	$(90,334)
Equities	2,791	60,460	(14,850)
Other invested assets	(12,987)	28,144	11,066
Funds held–directly managed	(6,484)	(5,612)	(721)
Total	$(167,606)	$207,025	$(94,839)